Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares, issued and outstanding	Additional paid-in capital	Retained profits (Accumulated deficit)	Accumulated other comprehensive income (loss)	Total Highway Holdings Limited’s Shareholders’ equity	Non- controlling interests	Total
Balance beginning at Mar. 31, 2020	$ 40	$ 11,537	$ (865)	$ 196	$ 10,908	$ 10	$ 10,918
Balance beginning (in Shares) at Mar. 31, 2020	3,972
Balance ending at Mar. 31, 2021	$ 40	11,709	(2,041)	48	9,756	17	9,773
Balance ending (in Shares) at Mar. 31, 2021	4,027
Shares issued
Shares issued (in Shares)	15
Exercise of share options		79			79		79
Exercise of share options (in Shares)	40
Share-based compensation		93			93		93
Net (loss) income			(461)		(461)	7	(454)
Cash dividends			(715)		(715)		(715)
Translation adjustments				(148)	(148)		(148)
Balance ending at Mar. 31, 2022	$ 40	11,816	(2,284)	(303)	9,269		9,269
Balance ending (in Shares) at Mar. 31, 2022	4,037
Exercise of share options		20			20		20
Exercise of share options (in Shares)	10
Share-based compensation		87			87		87
Net (loss) income			443		443	24	467
Cash dividends			(686)		(686)		(686)
Translation adjustments				(351)	(351)	(41)	(392)
Balance ending at Mar. 31, 2023	$ 41	12,003	(3,396)	(444)	8,204	12	8,216
Balance ending (in Shares) at Mar. 31, 2023	4,087
Exercise of share options	$ 1	98			99		99
Exercise of share options (in Shares)	50
Disposal of a subsidiary						0	0
Share-based compensation		89			89		89
Net (loss) income			(294)		(294)	1	(293)
Cash dividends			(818)		(818)		(818)
Translation adjustments				$ (141)	$ (141)	$ 11	$ (130)